Pensions	12 Months Ended
Mar. 31, 2018
Pensions
Pensions

20.         Pensions

At March 31, 2018 the Company operated defined-contribution schemes.

During fiscal year 2016 the Company closed the defined benefit plan for U.K. employees to future accruals.  The net pension liability recognized in the consolidated balance sheet for the scheme at March 31, 2018 was €4.1 million (2017: €4.1 million; 2016: €4.1 million).  Costs associated with the scheme during fiscal year 2018 was €nil million (2017: €0.3 million; 2016: €0.3 million).

The amounts recognised in the consolidated balance sheet in respect of defined benefit plans are as follows:

	At March 31,
	2018	2017	2016
	€M	€M	€M
Present value of benefit obligations	(15.0)	(15.0)	(15.0)
Fair value of plan assets	10.3	10.3	10.3
Present value of net obligations	(4.7)	(4.7)	(4.7)
Related deferred tax asset	0.6	0.6	0.6
Net pension liability	(4.1)	(4.1)	(4.1)

Defined-contribution schemes

The Company operates defined-contribution retirement plans in Ireland and the U.K. The costs of these plans are charged to the consolidated income statement in the period in which they are incurred. The pension cost of these defined- contribution plans was €5.8 million in 2018 (2017: €4.8 million; 2016: €4.2 million).